OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2016
OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 5:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2016	2015
Prepaid expenses	$226	$322
Government authorities	32	47
Security deposits	73	65
Royalty-bearing grants	22	128
Amounts due from Patent License Agreement (Note 2k)	-	1,600
Other	16	30

	$369	$2,192